Significant Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [text block] [Abstract]
Significant events
2.	Significant events

a.	On June 11, 2021, a contract was signed for the purchase of fixed assets from Kobelco, for USD $10.0 million, for wire production, located in Silao Guanajuato. (CHQ Wire Mexico, S.A. de C.V.)